December 18, 1996



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Princor Balanced Fund, Inc.                                            33-12866
Princor Blue Chip Fund, Inc.                                           33-38355
Princor Bond Fund, Inc.                                                33-14536
Princor Capital Accumulation Fund, Inc.                                 2-33227
Princor Cash Management Fund, Inc.                                      2-79791
Princor Emerging Growth Fund, Inc.                                     33-14535
Princor Government Securities Income Fund, Inc.                         2-95816
Princor Growth Fund, Inc.                                               2-33228
Princor High Yield Fund, Inc.                                          33-14539
Princor Limited Term Bond Fund, Inc.                                   33-65031
Princor Tax-Exempt Bond Fund, Inc.                                     33-01189
Princor Tax-Exempt Cash Management Fund, Inc.                          33-21710
Princor Utilities Fund, Inc.                                           33-53062
Princor World Fund, Inc.                                                2-72337

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certifies that the form of prospectus that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendments referenced above to the Funds' Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendments, which are the most recent amendments on such Registration Statement and was filed electronically on December 12, 1996.

Comments or questions concerning this certificate may be directed to Kim McCartney at 1-800-247-4123, ext. 89155.

Very truly yours

KIM MCCARTNEY

Kim McCartney
Senior Consultant - Product Development

KLM/sl